Debt Facilities - U.S. Financing (Details) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2012	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 08, 2015	Dec. 17, 2014
Debt Instrument [Line Items]
Loss on debt extinguishment				$ 12,276,000	$ 289,000	$ 156,990,000
Revolving credit facility borrowings | LIBOR
Debt Instrument [Line Items]
Margin rate (percent)		1.00%
Revolving credit facility borrowings | Minimum
Debt Instrument [Line Items]
Quarterly facility fee (percent)		0.30%
Revolving credit facility borrowings | Maximum
Debt Instrument [Line Items]
Quarterly facility fee (percent)		0.40%
Revolving credit facility borrowings | U.S. Term Loan
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 200,000,000
Repayment of debt	$ 110,000,000
Revolving credit facility borrowings | U.S. Term Loan | Federal Funds Rate
Debt Instrument [Line Items]
Variable rate (percent)		0.50%
Revolving credit facility borrowings | U.S. Term Loan | Minimum | LIBOR
Debt Instrument [Line Items]
Variable rate (percent)		1.25%
Revolving credit facility borrowings | U.S. Term Loan | Minimum | Base Rate
Debt Instrument [Line Items]
Variable rate (percent)		0.25%
Revolving credit facility borrowings | U.S. Term Loan | Maximum | LIBOR
Debt Instrument [Line Items]
Variable rate (percent)		2.00%
Revolving credit facility borrowings | U.S. Term Loan | Maximum | Base Rate
Debt Instrument [Line Items]
Variable rate (percent)		1.00%
Revolving credit facility borrowings | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 550,000,000					$ 1,500,000,000	$ 1,000,000,000
Repayment of debt			$ 331,357,000	$ 0	$ 20,000,000
Loss on debt extinguishment	$ 2,534,000
Revolving credit facility borrowings | Revolving Credit Facility | Minimum | LIBOR
Debt Instrument [Line Items]
Variable rate (percent)		0.95%
Revolving credit facility borrowings | Revolving Credit Facility | Minimum | Base Rate
Debt Instrument [Line Items]
Variable rate (percent)		0.00%
Revolving credit facility borrowings | Revolving Credit Facility | Maximum | LIBOR
Debt Instrument [Line Items]
Variable rate (percent)		1.60%
Revolving credit facility borrowings | Revolving Credit Facility | Maximum | Base Rate
Debt Instrument [Line Items]
Variable rate (percent)		0.60%
Revolving credit facility borrowings | U.S. Financing
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 750,000,000